Significant accounting judgments, estimates and assumptions (Details)	12 Months Ended
Mar. 31, 2020
Motor vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	5 years
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Cash flow projections period	5 years
Renewal periods for leases of plant and machinery with shorter non-cancellable period	3 years
Renewal periods for leases of plant and machinery with longer non-cancellable periods	10 years
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Cash flow projections period	7 years
Renewal periods for leases of plant and machinery with shorter non-cancellable period	5 years
Renewal periods for leases of plant and machinery with longer non-cancellable periods	15 years